Prepayments, other receivables and other assets - Summary of Detailed Information About Prepayments Other Receivables and Other Assets (Parenthetical) (Detail)	Jun. 30, 2023
Newlink Technology Limited [Member]
Disclosure of transactions between related parties [line items]
Interest rate	9.00%